Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Tocqueville Trust
Entity Central Index Key	0000801444
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
The Tocqueville Fund
Shareholder Report [Line Items]
Fund Name	The Tocqueville Fund
Class Name	The Tocqueville Fund
Trading Symbol	TOCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tocqueville Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tocquevillefunds.com/fundinformation. You can also request this information by contacting us at 1-800-697-3863.
Additional Information Phone Number	1-800-697-3863
Additional Information Website	https://www.tocquevillefunds.com/fundinformation
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Tocqueville Fund	$59	1.20%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 444,999,734
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$444,999,734
Number of Holdings	59
Portfolio Turnover	12%

Holdings [Text Block]

Top Holdings	(%)
NVIDIA Corp.	3.7%
Alphabet, Inc. - Class A	3.6%
Microsoft Corp.	3.6%
Rocket Lab USA, Inc.	3.6%
ServiceNow, Inc.	3.2%
Amazon.com, Inc.	2.9%
Automatic Data Processing, Inc.	2.7%
NextEra Energy, Inc.	2.6%
QUALCOMM, Inc.	2.5%
Applied Materials, Inc.	2.4%

Updated Prospectus Web Address	https://www.tocquevillefunds.com/fundinformation.

[1]
*	Annualized